Commitments and Contingencies - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Jan. 22, 2013	Jul. 31, 2012	Sep. 30, 2011 Tranche $ / shares shares	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)	Jan. 01, 2013 ft²	Jul. 01, 2011 ft²	Mar. 01, 2011 ft²
Commitments And Contingencies [Line Items]
Rent expense				$ 289,000	$ 315,000
Warrant term	5 years
Customer Concentration Risk [Member] | Major customer 1 [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage				24.00%	21.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage					10.00%
Skin Care [Member]
Commitments And Contingencies [Line Items]
Percentage of net revenues for Direct Sales generated from the proprietary mailings			20.00%
Percentage of net revenues for Referral Sales		9.00%	10.00%
Termination of the agreement			30 days
Number of tranches of common stock warrants issuable | Tranche			2
Number of shares which can be purchased by the exercise of warrants | shares			667
Strike price, tranche one | $ / shares			$ 225.00
Strike price, tranche two | $ / shares			$ 300.00
Warrant term			5 years
Commission percentage on direct sale		18.00%
Commission expenses				$ 14,000	$ 51,000
Premises [Member]
Commitments And Contingencies [Line Items]
Lease agreement term				7 years
Oceanside [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²				8,215
Lease expiration period				2016-08
Current base rent				$ 9,111
Percentage of increase in monthly base rent				3.00%
Frederick [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²				5,520
Current base rent				$ 8,865
Expiry of Lease				Dec. 31, 2015
Expiry of lease additional				7 years
Priestly Drive [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²						9,848	8,199	4,653
Current base rent				$ 12,192
Percentage of increase in monthly base rent				3.00%
Expiry of Lease				Feb. 29, 2016
Expiry of lease additional				1 year
Initial monthly base rent				$ 5,118